Condensed Financial Information of the Parent Company (Tables)	12 Months Ended
Dec. 31, 2025
Condensed Financial Information of the Parent Company [Abstract]
Schedule of Statements of Financial Position – Parent Company Only

STATEMENTS OF FINANCIAL POSITION – PARENT COMPANY ONLY

	As of December 31,
	2025	2024
	(Unaudited)	(Unaudited)
Assets
Cash and cash equivalents	$16,737,104	$15,727,755
Other current assets	229,147	274,109
Long-term investment	250,001	250,001
Advance to subsidiaries	69,154,635	64,157,530
Total assets	$86,370,887	$80,409,395

Liabilities and equity

Other current liabilities	$401,223	$419,581
Payable to subsidiaries	66,821	67,593
Total liabilities	468,044	487,174

Equity
Ordinary shares – par value $0.12* authorized 300,000,000 shares, issued and outstanding 24,353,539 shares at December 31, 2025; issued and outstanding 17,808,947 shares at December 31, 2024	2,922,460	2,137,108
Subscription receivable	(50,000)	(50,000)
Additional paid in capital	100,271,584	93,102,043
Warrants reserve	251,036	251,036
Accumulated deficit	(17,492,237)	(15,517,966)
Capital & reserves attributable to equity holders of the Company	85,902,843	79,922,221
Total liabilities and equity	$86,370,887	$80,409,395

*	Giving retroactive effect to the 2023 share consolidation on January 31, 2023.

Schedule of Statements of Profit or Loss and Comprehensive Loss - Parent Company

STATEMENTS OF PROFIT OR LOSS AND COMPREHENSIVE LOSS – PARENT COMPANY ONLY

	For the years ended December 31,
	2025	2024	2023
	(Unaudited)	(Unaudited)	(Unaudited)
Revenue	$-	$-	$-
Cost of sales	-	-	-
Gross margin	-	-	-

Stock-based compensation expense	(1,350,800)	(1,849,356)	(1,101,800)
Administrative expenses	(2,210,664)	(3,052,961)	(2,931,064)
Loss from operations	(3,561,464)	(4,902,317)	(4,032,864)

Other (loss)/income, net	(79,254)	(324,186)	685,887
Finance income/(cost), net	1,666,541	1,438,099	(127,267)
Net loss on foreign exchange	(94)	(17,811)	8,420
Net loss and total comprehensive loss attributable to equity holders of the Company	$(1,974,271)	$(3,806,215)	$(3,465,824)

Schedule of Statements of Cash Flows - Parent Company

STATEMENTS OF CASH FLOWS – PARENT COMPANY ONLY

	For the years ended December 31,
	2025	2024	2023
	(Unaudited)	(Unaudited)	(Unaudited)
Operating activities
Net loss	$(1,974,271)	$(3,806,215)	$(3,465,824)
Adjustments to reconcile net loss to net cash used in operating activities
Stock-based compensation expense	1,350,800	1,849,356	1,101,800
Finance (income)/cost, net	(1,666,541)	(1,438,099)	127,267
Changes in operating assets and liabilities:
Decrease/(Increase) in other current assets	70,493	(210,911)	(166,740)
Decrease/(Increase) in amount due from related parties	-	3,311,266	(310,419)
Increase in other advance to subsidiaries	(3,948,197)	(7,433,741)	(1,899,011)
(Decrease)/Increase in trade and other current liabilities	(18,358)	40,261	1,209,320
Decrease in amount due to related parties	-	(3,300,212)	(1,733,721)
(Decrease)/Increase in payable to subsidiaries	(772)	60,172	(213,836)
Net cash used in operating activities	(6,186,846)	(10,928,123)	(5,351,164)

Investing activity:
Interest received	592,101	504,516	-
Net cash provided by an investing activity	592,101	504,516	-

Financing activities
Proceeds from issue of shares	6,604,094	10,399,732	20,867,386
Proceeds from exercise of warrants	-	-	506,693
Cash repayment for a convertible note	-	-	(554,238)
Cash paid for the cancellation of fractional shares	-	-	(49,664)
Net cash provided by financing activities	6,604,094	10,399,732	20,770,177

Net increase/(decrease) in cash and cash equivalents	1,009,349	(23,875)	15,419,013
Cash and cash equivalents at beginning of year	15,727,755	15,751,630	332,617
Cash and cash equivalents at end of year	$16,737,104	$15,727,755	$15,751,630